2. Investment securities, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Estimated Fair Value	$ 268,530	$ 281,099
Mortgage-backed securities
Estimated Fair Value	77,887	90,210
Level 1 valuation	0	0
Level 2 valuation	77,887	90,210
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	38,417	34,048
Level 1 valuation	0	0
Level 2 valuation	38,417	34,048
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	148,245	152,246
Level 1 valuation	0	0
Level 2 valuation	148,245	152,246
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value	1,906	2,467
Level 1 valuation	0	0
Level 2 valuation	1,906	2,467
Level 3 valuation	0	0
Trust preferred securities
Estimated Fair Value	750	750
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	750	750
Equity securities
Estimated Fair Value	1,325	1,378
Level 1 valuation	1,325	1,378
Level 2 valuation	0	0
Level 3 valuation	$ 0	$ 0